Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18:- SUBSEQUENT EVENTS:

In March 2026, as part of a settlement agreement, Qpaz Technologies Ltd. and Keren Lahav 3 L.P. (together, "the Counterparties") exercised a put option under a joint venture agreement dated August 26, 2024, pursuant to which the Company and Qpaz Technologies Ltd. had partnered for the sale of wire products for the defense and aviation industries.

Pursuant to the exercise of the put option, the Company acquired from the Counterparties their rights and obligations under the joint venture agreement for a total consideration of New Israeli Shekel 2,000,000 (approximately $641,000).